Schedule of Allocation of Purchase Price (Details) - USD ($)			6 Months Ended
		Sep. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Business Acquisition [Line Items]
Cash acquired from business combination
Goodwill			$ 4,121,775		$ 4,306,579
Shenzhen Jisen Information Tech Limited [Member]
Business Acquisition [Line Items]
Equity instrument		$ 4,640,000
Cash acquired from business combination		(50,427)
Subtotal		4,589,573
Current assets		17,152
Intangible asset - computer software copyrights		175,854
Current liabilities		(140,581)
Deferred tax liabilities		(43,964)
Total identifiable net assets		8,461
Goodwill	[1]	$ 4,581,112

[1]	The goodwill generated from the expected synergies from the cooperation of promoting the national project of Education Certificate and Several Vocational Skill Level Certificates. Jisen Information develops trading simulators, invests in cloud education curriculum system and customized data analysis platform. Jisen Information’s cloud education technology architecture system provides important complement to Company’s existing technology platform. With Jisen Information’s research and develop ability, the Company expects to lower the cost in platform construction and maintenance. Also, Jisen Information has established cooperation with five Chinese colleges and universities such as Anhui Normal University, Anhui University of Engineering and Anhui Business College. The Company gained potential customer resources from the business acquisition.